Short-term Investments - Summary of Short-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term Investments
Held-to-maturity investments	¥ 1,027,846		¥ 1,327,977
Investments under fair value option	584,773		1,668,550
Total	¥ 1,612,619	$ 220,928	¥ 2,996,527